Lease - Schedule of Operating Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Costs [Abstract]
Operating lease costs	$ 45,347	$ 15,115
Operating lease right-of-use assets	29,410	70,930
Operating lease liabilities – current	29,980	41,235
Operating lease liabilities – non-current		29,980
Total operating lease liabilities	$ 29,980	$ 71,215
Remaining lease term (years)	8 months 1 day
Discount rate	7.50%